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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number:
                                               ----------
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Key Colony Management, LLC
Address: Two Financial Centre, Suite 100
         10825 Financial Centre Parkway
         Little Rock, Arkansas 72211

Form 13F File Number: 28-12295

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alex R. Lieblong
Title: President
Phone: (501) 219-2003

Signature, Place, and Date of Signing:


/s/ Alex R. Lieblong
---------------------------------
Alex R. Lieblong                    Little Rock, AR      February 14, 2012


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         21

Form 13F Information Table Value Total:   $104,344
                                        (thousands)

List of Other Included Managers: None.

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                           FORM 13F INFORMATION TABLE

                                                                                                            VOTING AUTHORITY
                                                           VALUE             SH/PRN  INVESTMENT   OTHER  ---------------------
NAME                          TITLE OF CLASS     CUSIP    (X1000)   SHARES  PUT/CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- ----------- ------- --------- -------- ---------- -------- --------- ------ ----
ADVANCE AMER CASH ADVANCE CT        COM       00739W 10 7     107    12,000    SH       Sole      N/A       12,000
BANK OF AMERICA CORPORATION         COM       060505 10 4   7,062 1,270,107    SH       Sole      N/A    1,270,107
DIREXION SHS ETF TR           20YR TRES BEAR  25459Y 67 8   1,087    16,000    SH       Sole      N/A       16,000
FELCOR LODGING TR INC         PFD CV A $1.95  31430F 20 0      44     2,000    SH       Sole      N/A        2,000
FLOTEK INDS INC DEL                 COM       343389 10 2   1,743   175,000    SH       Sole      N/A      175,000
FLY LEASING LTD                SPONSORED ADR  34407D 10 9   2,814   224,742    SH       Sole      N/A      224,742
HILLTOP HOLDINGS INC                COM       432748 10 1      59     7,000    SH       Sole      N/A        7,000
HOME BANCSHARES INC                 COM       436893 20 0  10,555   407,365    SH       Sole      N/A      407,365
IRELAND BK                    SPNSRD ADR NEW  46267Q 20 2      30     7,000    SH       Sole      N/A        7,000
LAKES ENTMNT INC                    COM       51206P 10 9   1,151   622,000    SH       Sole      N/A      622,000
MELA SCIENCES INC                   COM       55277R 10 0   1,746   473,300    SH       Sole      N/A      473,300
METLIFE INC                         COM       59156R 10 8   1,559    50,000    SH       Sole      N/A       50,000
MGIC INVT CORP WIS                  COM       552848 10 3     709   190,000    SH       Sole      N/A      190,000
MITEK SYS INC                     COM NEW     606710 20 0     972   134,000    SH       Sole      N/A      134,000
PROSHARES TR                 PSHS ULTSH 20YRS 74347R 29 7   2,168   120,000    SH       Sole      N/A      120,000
RADIAN GROUP INC                    COM       750236 10 1     234   100,000    SH       Sole      N/A      100,000
REPUBLIC SVCS INC                   COM       760759 10 0  12,026   436,510    SH       Sole      N/A      436,510
UNITED CONTL HLDGS INC              COM       910047 10 9   5,378   285,000    SH       Sole      N/A      285,000
WALTER INVT MGMT CORP               COM       93317W 10 2  17,707   863,351    SH       Sole      N/A      863,351
WELLS FARGO & CO NEW                COM       949746 10 1  33,072 1,200,000    SH       Sole      N/A    1,200,000
ZIONS BANCORPORATION                COM       989701 10 7   4,121   253,117    SH       Sole      N/A      253,117